                     THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                                 SEPARATE ACCOUNT VUL

                                  DECEMBER 31, 1995
                                    ANNUAL REPORT


                             SEPARATE ACCOUNT VUL FUNDING
                      EQUIBUILDER-TM- FLEXIBLE PREMIUM VARIABLE
                               LIFE INSURANCE POLICIES

                             Principal office located at:
                                  #1 Franklin Square
                             Springfield, Illinois  62713

                        ANNUAL REPORT DATED DECEMBER 31, 1995

--------------------------------------------------------------------------------



                                  DECEMBER 31, 1995

                                    ANNUAL REPORT

                                THE HUDSON RIVER TRUST

                             PRINCIPAL OFFICE LOCATED AT:
                                    1755 BROADWAY
                              NEW YORK, NEW YORK  10019

                        ANNUAL REPORT DATED DECEMBER 31, 1995

--------------------------------------------------------------------------------

The Annual Report of Separate Account VUL is prepared and provided by The American Franklin Life Insurance Company. The Annual Report of The Hudson River Trust is prepared by The Hudson River Trust.

--------------------------------------------------------------------------------
This Annual Report is not to be construed as an offering for sale of any American Franklin Life policy. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL
STATEMENT OF NET ASSETS
DECEMBER 31, 1995



                                                  COMMON         MONEY                  AGGRESSIVE        HIGH
                                                    STOCK       MARKET      BALANCED        STOCK         YIELD       GLOBAL
                                                 DIVISION      DIVISION      DIVISION     DIVISION      DIVISION    DIVISION
                                              ---------------------------------------------------------------------------------
ASSETS
Investments in The Hudson River Trust, at
fair value:
(Cost:  Common Stock Division -$4,940,638
Money Market Division-$554,430
Balanced Division-$2,391,497
Aggressive Stock Division-$1,939,653
High Yield Division-$136,431
Global Division-$800,720)                       $5,960,400    $551,961    $2,510,440    $2,296,524      $140,314    $987,934
                                              ---------------------------------------------------------------------------------
Due (to) from General Account                           35         (4)            31           238           220         236
                                              ---------------------------------------------------------------------------------

NET ASSETS (Note 1)                             $5,960,435    $551,957    $2,510,471    $2,296,762      $140,534    $988,170
                                              ---------------------------------------------------------------------------------
                                              ---------------------------------------------------------------------------------
Unit Value, at December 31, 1995 (Note 4)       $   203.33    $ 128.48    $   164.98    $   268.39      $ 187.52    $ 191.62
                                              ---------------------------------------------------------------------------------
                                              ---------------------------------------------------------------------------------
Units Outstanding, at December 31, 1995             29,315       4,296        15,216         8,558           749       5,157
                                              ---------------------------------------------------------------------------------
                                              ---------------------------------------------------------------------------------



SEE NOTES TO FINANCIAL STATEMENTS.

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1995

                                                             COMMON     MONEY    AGGRESSIVE    HIGH
                                                               STOCK   MARKET     BALANCED     STOCK      YIELD     GLOBAL
                                                            DIVISION  DIVISION   DIVISION    DIVISION   DIVISION  DIVISION
                                                        --------------------------------------------------------------------
INVESTMENT INCOME
INCOME (NOTE 2)
   Dividends from The Hudson River Trust                $   405,259   $28,615   $143,447    266,920    $12,472  $  42,986

EXPENSES (NOTE 3)
   Mortality and expense risk charge                         24,231     2,369     11,147      9,254        544      4,201
                                                        --------------------------------------------------------------------

Net Investment Income                                       381,028    26,246    132,300    257,666     11,928     38,785

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   (NOTE 2)
   Net realized gain (loss)                                   4,578       132   (17,457)      5,122    (1,524)    (2,108)

   Net unrealized appreciation (depreciation)

     Beginning of year                                     (11,026)     (462)  (164,529)    118,373    (4,858)     77,634

     End of year                                          1,019,762   (2,469)    118,943    356,871      3,883    187,214
                                                        --------------------------------------------------------------------

   Net change in unrealized appreciation (depreciation)
     during the year                                      1,030,788   (2,007)    283,472    238,498      8,741    109,580
                                                        --------------------------------------------------------------------

Net Realized and Unrealized Gain (Loss) on Investments    1,035,366   (1,875)    266,015    243,620      7,217    107,472
                                                        --------------------------------------------------------------------

Net Increase in Net Assets Resulting From Operations     $1,416,394   $24,371   $398,315   $501,286    $19,145   $146,257
                                                        --------------------------------------------------------------------
                                                        --------------------------------------------------------------------




SEE NOTES TO FINANCIAL STATEMENTS.

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL
STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 1995             COMMON         MONEY                         AGGRESSIVE     HIGH
                                                 STOCK          MARKET         BALANCED       STOCK          YIELD     GLOBAL
                                                 DIVISION       DIVISION       DIVISION       DIVISION       DIVISION  DIVISION
                                                 -----------------------------------------------------------------------------------
CHANGE IN NET ASSETS
FROM OPERATIONS:
    Net investment income                       $  381,028      $ 26,246       $ 132,300      $ 257,666      $ 11,928  $ 38,785
    Net realized gain (loss) on investments          4,578           132         (17,457)         5,122        (1,524)   (2,108)
    Net change in unrealized appreciation
       (depreciation) on investments             1,030,788        (2,007)         283,472       238,498         8,741   109,580
                                                 -----------------------------------------------------------------------------------

Net increase in net assets from operations       1,416,394         24,371         398,315       501,286        19,145   146,257


FROM POLICY RELATED TRANSACTIONS:
    Net contract purchase payments                 731,922         85,339         416,754       351,528        31,118   154,471
    Transfers for policy related transactions     (695,315)       (68,844)       (447,187)     (291,514)      (24,243) (130,688)
    Transfers between Separate Account VUL's
      Divisions, net                                31,326        (16,320)          5,206        46,823        12,548   (36,084)
                                                 -----------------------------------------------------------------------------------
Net increase (decrease) in net assets from policy
   related transactions                             67,933            175         (25,227)      106,837        19,423   (12,301)
                                                 -----------------------------------------------------------------------------------

Increase in Net Assets                           1,484,327         24,546         373,088       608,123        38,568   133,956

Net Assets, Beginning of Year                    4,476,108        527,411       2,137,383     1,688,639       101,966   854,214

Net Assets, End of Year                          $ 5,960,435    $ 551,957     $ 2,510,471   $ 2,296,762     $ 140,534 $ 988,170
                                                 -----------------------------------------------------------------------------------
                                                 -----------------------------------------------------------------------------------



FOR THE YEAR ENDED DECEMBER 31, 1994
CHANGE IN NET ASSETS
FROM OPERATIONS:
    Net investment income                        $   277,750    $  16,289     $ 51,125      $    (9,006)    $   8,686 $  22,027
    Net realized gain (loss) on investments            2,080          (54)     (18,176)          (8,671)       (1,055)   (1,692)
    Net change in unrealized appreciation
      (depreciation) on investments                 (406,526)         886     (227,996)         (52,190)      (11,205)    6,549
                                                 -----------------------------------------------------------------------------------

Net increase (decrease) in net assets from
    operations                                      (126,696)      17,121     (195,047)         (69,867)       (3,574)   26,884


FROM POLICY RELATED TRANSACTIONS:
    Net contract purchase payments                   789,013      106,284      494,818          395,110        29,914   196,371
    Transfers for policy related transactions       (531,806)     (65,943)    (285,277)        (227,127)      (12,884)  (89,407)

    Transfers between Separate Account VUL's
       Divisions, net                                 (1,146)     (18,991)     (30,051)         (33,544)        6,143   101,973
                                                 -----------------------------------------------------------------------------------
Net increase in net assets from policy
   related transactions                               256,061      21,350      179,490          134,439        23,173   208,937
                                                 ----------------------------------------------------------------------------------=

Increase (Decrease) in Net Assets                     129,365      38,471      (15,557)          64,572        19,599   235,821


Net Assets, Beginning of Year                       4,346,743     488,940    2,152,940        1,624,067        82,367   618,393
                                                 -----------------------------------------------------------------------------------


Net Assets, End of Year                          $  4,476,108   $ 527,411  $ 2,137,383      $ 1,688,639     $ 101,966 $ 854,214
                                                 -----------------------------------------------------------------------------------
                                                 -----------------------------------------------------------------------------------


SEE NOTES TO FINANCIAL STATEMENTS.

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1995

1.  NATURE OF OPERATIONS

    The American Franklin Life Insurance Company (American Franklin) is a wholly-owned subsidiary of The Franklin Life Insurance Company. American Franklin established Separate Account VUL (Account) as a unit investment trust registered under the Investment Company Act of 1940. The Account, which consists of six investment divisions, was established on July 22, 1987 in conformity with Illinois Insurance Law. The assets in each division are invested in units of beneficial interest (shares) of a designated portfolio (Portfolio) of a mutual fund, The Hudson River Trust (Trust). The Account's financial statements should be read in conjunction with the financial statements of the Trust. The Account commenced operations on January 5, 1990.

    The Account was established by American Franklin to support the operations of American Franklin's EquiBuilder-TM- Flexible Premium Variable Life Insurance Policies (Policies). Franklin Financial Services Corporation, a wholly-owned subsidiary of The Franklin Life Insurance Company, acts as the principal underwriter, as defined in the Investment Company Act of 1940, of the Policies. The assets of the Account are the property of American Franklin. The portion of the Account's assets applicable to the Policies is not chargeable with liabilities arising out of any other business American Franklin may conduct. The Policies are no longer being sold.

    The net assets of the Account may not be less than the reserves applicable to the Policies. Assets may also be set aside in American Franklin's General Account based on the amounts allocated under the Policies to American Franklin's Guaranteed Interest Division and for policy loans. Additional assets are set aside in American Franklin's General Account to provide for (i) the unearned portion of the monthly charges for mortality costs and administrative expenses made under the Policies and (ii) other policy benefits.

2.  SIGNIFICANT ACCOUNTING POLICIES

    The significant accounting policies of the Account are as follows:

    Investments in shares of the Trust are carried at fair value. Investments in shares of the Trust are valued at the net asset values of the respective Portfolios of the Trust corresponding to the investment divisions of the Account. Investment transactions are recorded on the trade date.
    Dividends are recorded as received. Realized gains and losses on sales of the Trust shares are determined based on the specific identification method.

    The operations of the Account are included in the federal income tax return of American Franklin. Under the provisions of the Policies, American Franklin has the right to charge the Account for federal income tax attributable to the Account. No charge is currently being made against the Account for such tax since, under current tax law, American Franklin pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. However, American Franklin retains the right to charge for any federal income tax incurred which is attributable to the Account if the law is changed. Charges for state and local taxes, if any, attributable to the Account may also be made.

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1995

3.   SALES AND ADMINISTRATIVE CHARGES

    Certain jurisdictions require that deductions be made from premium payments for taxes. The amount of such deductions varies and may be up to 5% of the premium. The balance remaining after any such deduction, the net premium, is placed by American Franklin in a Policy Account established for each policyowner. Each month American Franklin makes a charge against each Policy Account for: administrative expenses (currently $6 per month plus an additional charge of $24 per month for each of the first 12 months a policy is in effect); cost of insurance, which is based on the insured person's age, sex, risk class, amount of insurance and additional benefits, if any. In addition, American Franklin will make charges for the following: a partial withdrawal of net cash surrender value (currently $25 or 2% of the amount withdrawn, whichever is less); an increase in the face amount of insurance (currently a $1.50 administrative charge for each $1,000 increase up to a maximum charge of $300); and a transfer between investment divisions in any policy year in which four transfers have already been made (up to $25 for each additional transfer in a given policy year). Charges may also be made for providing more than one illustration of policy benefits to a given policyowner. American Franklin assumes mortality and expense risks related to the operations of the Account and deducts a charge from the assets of the Account at an effective annual rate of .75% of the Account's net assets to cover these risks. The total charges paid by the Account to American Franklin were $906,300 in 1995.

    During the first ten years a Policy is in effect, a surrender charge may be deducted from a Policy Account by American Franklin if: the Policy is surrendered for its net cash surrender value, the face amount of the Policy is reduced or the Policy is permitted to lapse. The maximum total surrender charge applicable to a particular Policy is specified in the Policy and is equal to 50% of one "target" premium which is based on the annual premium for a fixed whole life insurance policy on the life of the insured person. This maximum will not vary based on the amount of premiums paid or when they are paid. At the end of the sixth policy year and at the end of each of the four succeeding policy years, the maximum surrender charge is reduced by an amount equal to 20% of the initial maximum surrender charge until, after the end of the tenth policy year, there is no surrender charge. Subject to the maximum surrender charge, the surrender charge will equal 30% of actual premiums paid during the first policy year up to one target premium, plus 9% of all other premiums actually paid during the first ten policy years.

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1995

4.  SUMMARY OF UNIT VALUES AND CHANGES IN OUTSTANDING UNITS

    Unit value information and a summary of changes in outstanding units is shown below:


FOR THE YEAR ENDED DECEMBER 31, 1995

                                            COMMON         MONEY                         AGGRESSIVE     HIGH
                                            STOCK          MARKET         BALANCED       STOCK          YIELD          GLOBAL
                                            DIVISION       DIVISION       DIVISION       DIVISION       DIVISION       DIVISION
                                            ----------------------------------------------------------------------------------------

Unit value, beginning of year               $   154.43     $  122.45       $ 139.18       $  208.08      $158.19        $162.45
                                            ----------------------------------------------------------------------------------------

Unit value, end of year                     $   203.33     $  128.48       $ 164.98       $  268.39      $187.52        $191.62
                                            ----------------------------------------------------------------------------------------

Number of units outstanding, beginning of
    year                                        28,986         4,307         15,356           8,115          645          5,258

Net contract purchase payments                   4,060           674          2,785           1,520          180            888

Transfers for policy related transactions       (3,911)         (556)        (2,758)         (1,283)        (131)          (774)

Transfers between Separate Account
    VUL's Divisions, net                           180          (129)          (167)            206           55           (215)
                                            ----------------------------------------------------------------------------------------


Number of units outstanding, end of year       29,315         4,296         15,216           8,558          749          5,157
                                            ----------------------------------------------------------------------------------------





5.  REMUNERATION OF MANAGEMENT

    Separate Account VUL incurs no liability for remuneration to directors, members of advisory boards, officers or any other person who might provide a service for the Account, except as described in Note 3.

REPORT OF INDEPENDENT AUDITORS



Board of Directors
The American Franklin Life Insurance Company
Policyowners of Separate Account VUL


We have audited the accompanying statement of net assets of Separate Account VUL (comprising, respectively, the Common Stock, Money Market, Balanced, Aggressive Stock, High Yield, and Global Divisions) as of December 31, 1995, and the related statements of operations and changes in net assets for the year then ended. These financial statements are the responsibility of Separate Account VUL management. Our responsibility is to express an opinion on these financial statements based on our audit. The statement of changes in net assets for the year ended December 31, 1994, was audited by other auditors whose report dated February 1, 1995, expressed an unqualified opinion on that statement.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 1995 financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting Separate Account VUL at December 31, 1995, and the results of their operations and changes in net assets for the year then ended in conformity with generally accepted accounting principles.







                                            Ernst & Young LLP


Chicago, Illinois
February 9, 1996